Cover	Jul. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2026
Entity File Number	001-41720
Entity Registrant Name	Maison Solutions Inc.
Entity Central Index Key	0001892292
Entity Tax Identification Number	84-2498787
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	127 N. Garfield Ave
Entity Address, City or Town	Monterey Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91754
City Area Code	626
Local Phone Number	737-5888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false